Investments in Marketable Debt Securities, Available-for-Sale (Tables)	6 Months Ended
Jun. 30, 2024
Investments, Debt and Equity Securities [Abstract]
Schedule of Debt Securities, Available-for-sale	Amortized cost, gross unrealized gains/losses in accumulated other comprehensive loss and fair value of marketable debt securities, available-for-sale, by type of security as of December 31, 2022 consisted of the following (in thousands):

	December 31, 2022
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Short-term investments:
Corporate debt security	$40,177	$—	$(612)	$39,565
U.S. treasuries	2,201	—	(21)	2,180
Asset-backed security and other	5,324	—	(76)	5,248
Non-U.S. government and supranational bonds	3,685	—	(30)	3,655
	$51,387	$—	$(739)	$50,648

Schedule of Investments in Available-for-sale Securities That Have Been in a Continuous Unrealized Loss Position
The Company’s investment in marketable debt securities, available-for-sale that have been in a continuous unrealized loss position by type of security as of December 31, 2022 consisted of the following (in thousands):

	December 31, 2022
	Less than 12 months		12 months or greater		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Corporate debt security	$1,789	$(2)	$37,775	$(610)	$39,564	$(612)
US treasuries	—	—	2,181	(21)	2,181	(21)
Asset-backed security and other	—	—	5,248	(76)	5,248	(76)
Non-U.S. government and supranational bonds	—	—	3,655	(30)	3,655	(30)
	$1,789	$(2)	$48,859	$(737)	$50,648	$(739)

Schedule of Realized Gain (Loss)
Gross realized gains and gross realized losses from the sales of the Company’s marketable debt securities, available-for-sale for the years ended December 31, 2023 and 2022 consisted of the following (in thousands):

	Years Ended December 31,
	2023	2022
Gross realized gains	$—	$—
Gross realized losses	$(91)	$(147)

Schedule of Marketable Securities, Available-for-Sale, by Contractual Maturity
Amortized cost and fair value of marketable debt securities, available-for-sale by contractual maturity as of December 31, 2022 consisted of the following (in thousands, except weighted average data):

	Amortized Cost	Fair Value
Due in one year or less	$51,387	$50,648
Weighted average contractual maturity		0.3 years